LOANS PAYABLE (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Promissory note, rate of interest	6.00%
Loan proceeds	$ 0	$ 85,000
Repayment of loan	$ 0	$ 28,896